Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 2,460	£ 2,970
Deferred tax liability	(80)	0
Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	2,460	2,970
Deferred tax liability	(80)	0
Net deferred tax	2,380	2,970
Intermediate Holding Company - IHC Tax Group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,037	1,454
US Branch Tax group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,015	1,087
UK Tax group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	0	3
Other [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 408	£ 426